N-6	Jan. 08, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Ameritas Variable Separate Account V
Entity Central Index Key	0000783402
Entity Investment Company Type	N-6
Document Period End Date	Jan. 08, 2024
Amendment Flag	false
Prospectuses Available [Text Block]

Effective November 8, 2023, the Current Expenses in the chart below have been restated to reflect an increase. The following information replaces the existing disclosure relating to current expenses in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY in your Policy prospectus for the respective portfolio:

Portfolio Companies [Table Text Block]

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2022
			1 year	5 year	10 year
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [4]	0.82%**	-11.37%	1.10%	2.97%
	Fidelity Management & Research Company LLC /
	Other investment advisers serve as sub-advisers for the fund.

**	Current Expenses include interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.72%.
4	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.

Fidelity V I P High Income Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP High Income Portfolio, Initial Class [4]	[1]
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while also considering growth of capital.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC /
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.82%	[2]
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	2.97%

[1]	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
[2]	Current Expenses include interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.72%.